Expenses by Nature - Other Operating Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other operating income and expenses by function
Other operating income and expenses, cost of sales	€ 432,803	€ 416,020	€ 454,097
Other operating income and expenses, research and development	152,670	129,579	113,078
Other operating income and expenses, selling, general & administration expenses	410,753	460,959	393,523
Total other operating income and expenses	€ 996,226	€ 1,006,558	€ 960,698